Expense Example, No Redemption - A C I Shares - JPMorgan US GARP Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	606	791	992	1,569	136	437	760	1,538	60	202	356	805